Shareholder Report, Line Graph (Details) B274583_Direxion Daily MSFT Bull 2X Shares_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Sep. 07, 2022	Oct. 31, 2025
Direxion Daily MSFT Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Direxion Daily MSFT Bull 2X Shares NAV
Accumulated Value	$ 16,354	$ 14,043	$ 8,618	$ 10,000	$ 22,956
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	15,093	10,936	9,929	10,000	$ 18,331
Microsoft Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Microsoft Corporation
Accumulated Value	$ 16,091	$ 13,388	$ 9,192	$ 10,000	$ 20,504